Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating results of discontinued operations
($ in millions) 2021 2020 2019
Total

revenues

— 4,008 9,037
Total

cost of sales

— (3,058) (6,983)
Gross profit — 950 2,054
Expenses

(18) (808) (1,394)
Change to net gain recognized on sale of the Power Grids business (65) 5,141 —
Income (loss) from operations (83) 5,282 660
Net interest income (expense) and other finance expense

2 (5) (61)
Non-operational pension (cost) credit — (94) 5
Income (loss) from discontinued operations before taxes (81) 5,182 605
Income tax 1 (322) (167)
Income (loss) from discontinued operations, net of tax

(80) 4,860 438

Discontinued operations, held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of changes affecting operating segments
December 31, 2021 ($ in millions)

2021
(1)

2020
(1)
Receivables, net

131 280
Inventories, net

— 1
Other current assets

5 1
Current assets held for sale and in discontinued operations 136 282
Accounts payable, trade

71 188
Other liabilities

310 456
Current liabilities held for sale and in discontinued operations 381 644
Other non-current liabilities

43 197
Non-current liabilities held for sale and in discontinued operations 43 197
(1)

At December

31, 2021

and 2020,

the balances

reported

as held for

sale and

in discontinued

operations

pertain to

Power Grids

activities

and
other obligations

which will

remain with

the Company

until such

time as the

obligation

is settled

or the activities

are fully

wound down.